SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 9:-       SUBSEQUENT EVENTS

On August 20, 2014, the Company and an investor entered into a Termination and Equity Conversion Agreement pursuant to which the funding  arrangements with this investor including: (i) all rights to receive 10% of the cash consideration received by the Company or its affiliates from third parties, less certain pass-through amounts, with respect to certain designated product candidates until December 31, 2030, (ii) all rights to receive information with respect to certain designated product candidates and (iii) the warrant to purchase 500,000 of Compugen Ordinary shares have been terminated. In consideration, the Company will issue to the investor 1,600,000 Ordinary shares of the Company, and the investor shall have the right to receive 5% of the cash consideration received by the Company or its affiliates from third parties, less certain pass-through amounts, with respect to certain designated product candidates until December 31, 2015. Also refer to Note 5(b)(2).